DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Interest rate swaps - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
DERIVATIVE FINANCIAL INSTRUMENTS
Variable interest rate payments		¥ 10,000
Not designated as hedging instruments | Other-net
DERIVATIVE FINANCIAL INSTRUMENTS
Gain on change in fair value	¥ 23	792
Not designated as hedging instruments | Interest expense
DERIVATIVE FINANCIAL INSTRUMENTS
Interest paid	¥ 22	¥ 927